UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07599

DOMINI INSTITUTIONAL TRUST
(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)

Amy L. Domini
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: April 30, 2006

Item 1.    Schedule of Investments.

Domini Institutional Social Equity Fund (the Fund), a series of Domini Institutional Trust, invests substantially all of its assets in Domini Social Index Trust (Index Trust) and owns a pro rata interest in the Index Trust’s net assets. The Index Trust is a series of Domini Social Trust, formerly Domini Social Index Portfolio. Effective June 1, 2006, the Index Trust changed its name to Domini Social Equity Trust. At April 30, 2006, the Fund owned approximately 17.2% of the Index Trust’s outstanding interests. The Index Trust’s Schedule of Investments is set forth below.

Investing For GoodSM

Domini Institutional Social Equity FundSM

Quarterly Holdings Report
April 30, 2006 (Unaudited)

Domini Institutional Social Equity Fund invests in an underlying portfolio, Domini Social Index Trust.
The Trust's Portfolio of Investments is contained in
this report.

Domini Social Index Trust

Portfolio of Investments

April 30, 2006 (Unaudited)

Security	Shares	Value
Consumer Discretionary – 14.5%
American Greetings Corporation, Class A	16,300	$367,076
AutoZone, Inc. (a)	13,831	1,294,720
Bandag, Inc.	2,400	96,288
Bed Bath & Beyond (a)	70,500	2,703,675
Best Buy Co., Inc.	101,600	5,756,656
Black & Decker Corp.	19,200	1,797,312
Bright Horizons Family Solutions, Inc. (a)	6,400	254,208
Centex Corporation	30,600	1,701,360
Champion Enterprises, Inc. (a)	20,200	308,252
Charming Shoppes, Inc. (a)	24,400	335,500
Circuit City Stores, Inc.	38,100	1,095,375
Claire's Stores, Inc.	24,800	873,456
Comcast Corporation, Class A (a)	534,458	16,541,475
Cooper Tire and Rubber Company	15,300	194,310
Darden Restaurants, Inc.	33,100	1,310,760
DeVry, Inc. (a)	15,000	387,900
Disney (Walt) Company (The)	481,300	13,457,148
Dollar General Corporation	79,151	1,381,976
Dow Jones & Company	14,800	547,156
eBay Inc. (a)	288,672	9,933,204
Emmis Communications Corporation, Class A (a)	8,860	108,978
Family Dollar Stores Inc.	38,800	970,000
Foot Locker, Inc.	39,000	904,020
Gaiam, Inc. (a)	2,200	38,940
Gap Inc.	143,397	2,594,052
Genuine Parts Company	43,500	1,898,775
Harley-Davidson, Inc.	68,100	3,462,204
Harman International Industries, Inc.	16,320	1,435,997
Hartmarx Corporation (a)	8,500	73,100
Home Depot, Inc. (The)	530,944	21,200,594
Horton (D.R.), Inc.	68,333	2,051,357
Interface, Inc., Class A (a)	11,400	146,604
Johnson Controls, Inc.	48,600	3,963,330
KB Home	19,400	1,194,458
Lee Enterprises, Inc.	10,900	335,720
Consumer Discretionary (Continued)
Leggett & Platt, Incorporated	46,300	$1,228,339
Limited Brands	87,430	2,241,705
Liz Claiborne, Inc.	26,200	1,023,110
Lowe's Companies, Inc.	195,400	12,319,970
Mattel, Inc.	96,785	1,565,981
McDonald's Corporation	314,100	10,858,437
McGraw-Hill Companies	91,800	5,109,588
Media General, Inc., Class A	5,600	230,048
Men's Wearhouse, Inc.	13,050	462,492
Meredith Corporation	10,200	505,920
Modine Manufacturing Company	8,700	252,387
New York Times Company, Class A	36,800	912,272
Newell Rubbermaid, Inc.	68,178	1,869,441
NIKE, Inc., Class B	47,500	3,887,400
Nordstrom, Inc.	54,600	2,092,818
Office Depot (a)	74,100	3,006,978
Omnicom Group, Inc.	44,900	4,041,449
Penney (J.C.) Company, Inc.	58,400	3,822,864
Pep Boys -- Manny, Moe & Jack	14,000	208,180
Phillips-Van Heusen Corporation	9,300	373,860
Pixar	13,500	867,915
Pulte Homes, Inc.	53,700	2,005,695
Radio One, Inc. (a)	2,300	16,468
RadioShack Corporation	33,700	572,900
Ruby Tuesday, Inc.	13,700	407,849
Russell Corporation	8,300	150,230
Scholastic Corporation (a)	9,700	257,438
Scripps (E.W.) Company (The), Class A	21,400	986,112
Snap-On Incorporated	15,050	624,575
Spartan Motors, Inc.	3,100	43,462
Stanley Works	18,200	950,950
Staples, Inc.	182,084	4,808,838
Starbucks Corporation (a)	190,814	7,111,638
Stride Rite Corporation	9,200	128,892
Target Corporation	219,700	11,666,070
Tiffany & Co.	36,100	1,259,529

Domini Social Index Trust / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

Security	Shares	Value
Consumer Discretionary (Continued)
Timberland Company (The) (a)	13,400	$456,270
Time Warner, Inc.	1,126,020	19,592,748
TJX Companies, Inc.	115,900	2,796,667
Tribune Company	65,456	1,887,096
Tupperware Corporation	12,400	261,640
Univision Communications, Inc., Class A (a)	55,900	1,995,071
Valassis Communications Inc. (a)	12,300	360,021
Value Line, Inc.	900	37,125
Visteon Corporation (a)	34,000	199,920
Washington Post Company, Class B	1,500	1,149,000
Wendy's International, Inc.	28,600	1,766,908
Whirlpool Corporation	19,036	1,708,481
		220,798,683
Consumer Staples – 11.7%
Alberto-Culver Company, Class B	18,850	847,685
Albertson's, Inc.	92,200	2,335,426
Avon Products, Inc.	113,200	3,691,452
Campbell Soup Company	46,400	1,491,296
Chiquita Brands International, Inc.	10,800	175,176
Church & Dwight Co., Inc.	15,600	572,052
Clorox Company	37,500	2,406,750
Coca-Cola Company	514,900	21,605,204
Colgate-Palmolive Company	128,800	7,614,656
Costco Wholesale Corporation	118,430	6,446,145
CVS Corporation	204,500	6,077,740
Dean Foods (a)	33,500	1,326,935
Estée Lauder Companies, Inc. (The), Class A	29,300	1,087,616
General Mills Incorporated	89,000	4,391,260
Green Mountain Coffee, Inc. (a)	1,800	71,640
Hain Celestial Group, Inc. (The) (a)	8,700	234,030
Heinz (H.J.) Company	83,700	3,474,387
Hershey Foods Corporation	44,800	2,389,632
Consumer Staples (Continued)
Kellogg Company	62,800	$2,908,268
Kimberly-Clark Corporation	115,164	6,740,549
Kroger Company	181,300	3,673,138
Longs Drug Stores Corporation	6,200	293,942
McCormick & Company, Inc.	33,100	1,152,873
PepsiAmericas, Inc.	15,200	359,024
PepsiCo, Inc.	414,070	24,115,437
Procter & Gamble Company	822,016	47,849,551
Safeway Inc.	112,900	2,837,177
Smucker (J.M.) Company	15,105	593,022
SUPERVALU, Inc.	33,900	983,439
Sysco Corporation	154,800	4,626,972
Tootsie Roll Industries, Inc.	6,837	199,982
United Natural Foods, Inc. (a)	10,000	319,700
Walgreen Company	253,200	10,616,676
Whole Foods Market, Inc.	34,700	2,129,886
Wild Oats Markets, Inc. (a)	6,550	112,529
Wrigley (Wm.) Jr. Company	44,400	2,089,908
Wrigley (Wm.) Jr. Company - Class B	11,100	524,753
		178,365,908
Energy – 3.3%
Anadarko Petroleum Corporation	57,685	6,046,542
Apache Corporation	82,824	5,884,645
Chesapeake Energy Corp	93,400	2,958,912
Cooper Cameron Corp. (a)	28,400	1,426,816
Devon Energy Corporation	110,444	6,638,789
EOG Resources, Inc.	60,600	4,255,938
Helmerich & Payne, Inc.	13,000	945,620
Kinder Morgan, Inc.	26,400	2,323,728
National Oilwell Varco, Inc. (a)	43,900	3,027,783
Noble Energy, Inc.	44,000	1,979,120
Ormat Technologies Inc	1,800	61,578
Pioneer Natural Resources Company	32,200	1,378,804

Domini Social Index Trust / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

Security	Shares	Value
Energy (Continued)
Rowan Companies, Inc.	27,300	$1,210,209
Smith International	50,300	2,124,169
Sunoco, Inc.	33,300	2,698,632
Williams Companies, Inc.	148,600	3,258,798
XTO Energy Inc.	91,600	3,879,260
		50,099,343
Financials – 22.0%
AFLAC, Inc.	124,500	5,918,730
Allied Capital Corporation	34,600	1,074,676
AMBAC Financial Group, Inc.	26,400	2,174,304
American Express Company	309,300	16,643,433
AmSouth Bancorporation	86,200	2,494,628
BB&T Corporation	133,800	5,745,372
Capital One Financial Corporation	75,300	6,523,992
Cathay General Bancorp	12,790	489,345
Chittenden Corporation	11,920	328,515
Chubb Corporation	100,000	5,154,000
Cincinnati Financial Corporation	43,817	1,868,357
Comerica Incorporated	40,700	2,314,609
Edwards (A.G.), Inc.	19,187	1,013,841
Equity Office Properties Trust	92,200	2,978,060
Fannie Mae	241,865	12,238,369
Fifth Third Bancorp	138,911	5,614,783
First Horizon National Corporation	31,200	1,323,504
FirstFed Financial Corp. (a)	4,500	283,005
Franklin Resources, Inc.	38,100	3,547,872
Freddie Mac	172,900	10,557,274
Genl Growth Properties	60,134	2,823,291
Golden West Financial	64,000	4,599,680
Hartford Financial Services Group (The)	75,700	6,959,101
Heartland Financial USA, Inc.	3,000	70,230
Janus Capital Group Inc.	54,226	1,055,238
KeyCorp	101,300	3,871,686
Lincoln National Corporation	71,259	4,138,723
M&T Bank Corp.	19,800	2,364,120
Financials (Continued)
Maguire Properties Inc.	7,900	$268,284
Marsh & McLennan Companies, Inc.	136,700	4,192,589
MBIA, Inc.	33,400	1,991,642
Medallion Financial Corp.	4,300	57,233
Mellon Financial Corporation	103,300	3,887,179
Merrill Lynch & Co., Inc.	229,492	17,501,060
MGIC Investment Corporation	21,700	1,534,190
Moody's Corporation	60,800	3,770,208
Morgan (J.P.) Chase & Co.	871,092	39,530,155
National City Corporation	136,800	5,047,920
Northern Trust Corporation	46,600	2,744,274
PNC Financial Services Group	73,000	5,217,310
Popular Inc.	66,896	1,383,409
Principal Financial Group, Inc.	69,900	3,586,569
Progressive Corporation (The)	49,200	5,339,676
Regions Financial Corp. (New)	113,900	4,158,489
SAFECO Corporation	31,000	1,608,900
Schwab (Charles) Corporation	259,000	4,636,100
SLM Corporation	104,300	5,515,384
Sovereign Bancorp	89,300	1,979,781
St. Paul Travelers Companies, Inc. (The)	173,964	7,659,635
State Street Corporation	83,200	5,434,624
SunTrust Banks, Inc.	92,800	7,176,224
Synovus Financial Corporation	78,850	2,207,800
T. Rowe Price Group, Inc.	33,100	2,786,689
TradeStation Group, Inc. (a)	5,100	81,294
U.S. Bancorp	450,121	14,151,804
UnumProvident Corporation	75,800	1,539,498
Wachovia Corporation	405,543	24,271,749
Wainwright Bank & Trust Co.	2,625	27,956
Washington Mutual, Inc.	247,842	11,167,761

Domini Social Index Trust / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

Security	Shares	Value
Financials (Continued)
Wells Fargo & Company	418,806	$28,767,784
Wesco Financial Corporation	400	156,600
		333,548,508
Health Care – 13.0%
Affymetrix Inc (a)	16,700	478,455
Allergan, Inc.	37,905	3,893,602
Amgen, Inc. (a)	292,053	19,771,988
Bard (C.R.), Inc.	25,800	1,921,068
Bausch & Lomb Incorporated	13,600	665,720
Baxter International, Inc.	162,100	6,111,170
Becton Dickinson and Company	61,800	3,895,872
Biogen Idec Inc. (a)	85,950	3,854,858
Biomet, Inc.	62,400	2,320,032
Boston Scientific Corporation (a)	290,119	6,742,366
CIGNA Corporation	30,300	3,242,100
Cross Country Healthcare, Inc. (a)	3,800	68,856
Dionex Corporation (a)	5,000	300,600
Fisher Scientific International (a)	30,900	2,179,995
Forest Laboratories, Inc. (a)	81,400	3,286,932
Gen-Probe Inc. (a)	12,300	657,681
Genzyme Corporation (a)	64,900	3,969,284
Gilead Sciences (a)	115,500	6,641,250
Hillenbrand Industries, Inc.	15,500	796,080
Hugoton Royalty Trust	5,459	150,951
Humana, Inc. (a)	40,800	1,843,344
IMS Health, Inc.	51,313	1,394,687
Invacare Corporation	7,700	236,005
Invitrogen Corporation (a)	13,300	877,933
Johnson & Johnson	743,780	43,592,945
King Pharmaceuticals Inc. (a)	60,300	1,048,617
Manor Care, Inc.	19,800	868,230
McKesson HBOC, Inc.	76,420	3,713,248
MedImmune, Inc. (a)	63,800	2,007,786
Medtronic, Inc.	301,700	15,121,204
Merck & Co., Inc.	546,600	18,813,972
Millipore Corporation (a)	12,800	944,384
Molina Healthcare Inc. (a)	5,300	173,310
Health Care (Continued)
Mylan Laboratories, Inc.	54,675	$1,194,102
Patterson Cos. Inc. (a)	34,200	1,114,236
Quest Diagnostics Incorporated	40,700	2,268,211
St. Jude Medical, Inc. (a)	91,600	3,616,368
Stryker Corporation	73,000	3,193,750
Synovis Life Technologies, Inc. (a)	2,600	25,896
Thermo Electron Corporation (a)	40,500	1,560,870
UnitedHealth Group Incorporated	338,934	16,858,577
Waters Corporation (a)	25,800	1,169,256
Watson Pharmaceuticals (a)	25,400	722,376
Zimmer Holdings, Inc. (a)	61,900	3,893,510
		197,201,677
Industrials – 7.3%
3M Company	188,700	16,120,641
Alaska Air Group, Inc. (a)	6,900	261,924
American Power Conversion	43,400	965,216
AMR Corporation (a)	40,200	990,528
Apogee Enterprises, Inc.	7,400	120,102
Avery Dennison Corporation	27,600	1,725,000
Baldor Electric Company	6,000	199,200
Banta Corporation	6,050	306,009
Brady Corporation, Class A	12,000	431,640
CLARCOR, Inc.	12,900	451,500
Cooper Industries, Inc., Class A	22,900	2,094,205
Cummins, Inc.	11,600	1,212,200
Deere & Company	59,200	5,196,576
Deluxe Corporation	13,100	312,304
Donaldson Company, Inc.	16,900	561,756
Donnelley (R.R.) & Sons Company	53,700	1,809,153
Emerson Electric Company	102,800	8,732,860
Energy Conversion Devices (a)	8,100	405,081
Fastenal Company	30,800	1,441,748
FedEx Corporation	76,100	8,761,393
GATX Corporation	12,600	589,680
Graco, Inc.	17,152	801,856

Domini Social Index Trust / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

Security	Shares	Value
Industrials (Continued)
Grainger (W.W.), Inc.	18,900	$1,453,788
Granite Construction Incorporated	7,725	358,131
Herman Miller, Inc.	17,300	532,667
HNI Corporation	12,600	666,288
Hubbell Incorporated, Class B	15,060	777,849
Ikon Office Solutions	32,800	432,960
Illinois Tool Works, Inc.	51,300	5,268,510
JetBlue Airways Corporation (a)	38,550	395,523
Kadant Inc. (a)	3,700	87,357
Kansas City Southern Industries, Inc. (a)	18,900	459,270
Kelly Services, Inc.	5,075	140,425
Lawson Products, Inc.	400	16,968
Lincoln Electric Holdings, Inc.	10,500	575,505
Masco Corporation	104,300	3,327,170
Milacron, Inc. (a)	12,633	17,813
Monster Worldwide (a)	31,200	1,790,880
Nordson Corporation	8,000	427,600
Norfolk Southern Corporation	103,100	5,567,400
Pall Corp.	31,100	938,598
Pitney Bowes, Inc.	56,700	2,372,895
Robert Half International, Inc.	42,600	1,800,702
Ryder System, Inc.	15,200	792,680
Smith (A.O.) Corporation	5,200	246,584
Southwest Airlines Co.	175,862	2,852,482
SPX Corporation	14,430	790,043
Standard Register Company	4,700	64,155
Steelcase, Inc.	13,300	248,976
Tennant Company	2,300	117,070
Thomas & Betts Corporation (a)	12,800	728,960
Toro Company	10,800	534,060
Trex Company, Inc. (a)	1,700	50,796
United Parcel Service, Inc., Class B	272,933	22,126,677
YRC Worldwide Inc. (a)	14,780	620,760
		110,072,114
Information Technology – 19.5%
3Com Corporation (a)	97,600	526,064
Adaptec, Inc. (a)	27,400	151,522
ADC Telecommunications (a)	30,028	672,327
Information Technology (Continued)
Adobe Systems Incorporated (a)	149,900	$5,876,080
Advanced Micro Devices, Inc. (a)	120,200	3,888,470
Advent Software, Inc. (a)	4,200	147,840
Analog Devices, Inc.	91,500	3,469,680
Andrew Corporation (a)	39,300	415,794
Apple Computer, Inc. (a)	213,200	15,007,148
Applied Materials, Inc.	397,200	7,129,740
Arrow Electronics, Inc. (a)	30,200	1,093,240
Autodesk, Inc. (a)	58,000	2,438,320
Automatic Data Processing, Inc.	144,874	6,386,046
BMC Software, Inc. (a)	52,400	1,128,696
CDW Corporation	15,400	916,608
Ceridian Corporation (a)	35,700	865,011
Cisco Systems, Inc. (a)	1,537,214	32,204,633
Coherent, Inc. (a)	7,700	284,977
Compuware Corporation (a)	95,700	734,976
Convergys Corp. (a)	35,500	691,185
Dell Inc. (a)	588,186	15,410,473
Electronic Arts Inc. (a)	75,700	4,299,760
Electronic Data Systems Corporation	128,900	3,490,612
EMC Corporation (a)	594,000	8,024,940
Entegris, Inc. (a)	20,000	203,600
Gerber Scientific, Inc. (a)	5,700	59,109
Hewlett-Packard Company	706,910	22,953,368
Imation Corporation	9,100	382,200
Intel Corporation	1,470,355	29,377,693
Lexmark International Group, Inc. (a)	26,800	1,305,160
LSI Logic Corporation (a)	96,300	1,025,595
Lucent Technologies, Inc. (a)	1,121,792	3,129,800
Merix Corporation (a)	3,750	43,275
Micron Technology, Inc. (a)	155,300	2,635,441
Microsoft Corporation	2,221,030	53,637,872
Molex Incorporated	35,646	1,323,180
National Semiconductor Corporation	84,300	2,527,314
Novell, Inc. (a)	100,000	822,000

Domini Social Index Trust / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

Security	Shares	Value
Information Technology (Continued)
Novellus Systems, Inc. (a)	33,300	$822,510
Palm Inc. (a)	23,208	524,501
Paychex, Inc.	83,500	3,372,565
Plantronics Inc.	11,000	412,500
Polycom Inc. (a)	20,600	453,200
Qualcomm, Inc.	414,000	21,254,760
Red Hat, Inc. (a)	38,400	1,128,576
Salesforce.com, Inc. (a)	27,000	946,350
Sapient Corporation (a)	15,500	121,365
Solectron Corporation (a)	228,600	914,400
Sun Microsystems, Inc. (a)	864,400	4,322,000
Symantec Corporation (a)	260,800	4,271,904
Tektronix, Inc.	19,800	699,336
Tellabs, Inc. (a)	113,700	1,802,145
Texas Instruments, Inc.	399,978	13,883,236
Xerox Corporation (a)	234,100	3,286,764
Xilinx, Inc.	85,900	2,376,853
		295,272,714
Materials – 1.8%
Air Products & Chemicals, Inc.	55,900	3,830,268
Airgas, Inc.	16,200	655,290
Aleris International, Inc. (a)	7,900	365,375
Bemis Company, Inc.	26,000	817,960
Cabot Corporation	16,300	586,800
Calgon Carbon Corporation	10,100	75,649
Caraustar Industries, Inc. (a)	7,200	71,352
Crown Holdings, Inc. (a)	41,700	668,451
Ecolab, Inc.	45,600	1,723,680
Engelhard Corporation	31,400	1,206,074
Fuller (H.B.) Company	7,300	381,790
Lubrizol Corporation	16,700	728,287
MeadWestvaco Corp.	45,812	1,306,100
Minerals Technologies, Inc.	5,300	303,266
Nucor Corporation	38,800	4,222,216
Praxair, Inc.	80,700	4,529,691
Rock-Tenn Company, Class A	9,000	142,830
Rohm & Haas Company	35,987	1,820,942
Schnitzer Steel Industries Inc., Class A	5,800	228,114
Sealed Air Corporation	20,300	1,093,155
Materials (Continued)
Sigma-Aldrich Corporation	17,000	$1,166,370
Sonoco Products Company	24,645	771,881
Valspar Corporation	26,200	741,460
Wausau-Mosinee Paper Corporation	10,500	150,990
Wellman, Inc.	4,400	24,333
Worthington Industries, Inc.	17,100	337,725
		27,950,049
Telecommunication Services – 5.6%
AT&T Inc.	969,667	25,414,972
BellSouth Corporation	449,300	15,177,354
Citizens Communications Company	80,667	1,071,258
Sprint Corp. - FON Group	741,600	18,391,680
Telephone and Data Systems, Inc.	26,000	1,019,200
Verizon Communications	731,522	24,162,172
		85,236,636
Utilities – 0.8%
AGL Resources, Inc.	18,800	665,144
Cascade Natural Gas Corporation	2,900	59,364
Cleco Corporation	12,200	274,500
Energen Corporation	18,300	645,441
Equitable Resources, Inc.	30,000	1,065,300
IDACORP, Inc.	11,300	384,765
KeySpan Corporation	43,600	1,760,568
MGE Energy, Inc.	4,400	140,360
National Fuel Gas Company	21,800	724,850
NICOR, Inc.	11,400	451,554
NiSource, Inc.	68,347	1,442,805
Northwest Natural Gas Company	6,500	224,510
OGE Energy Corporation	21,900	660,504
Peoples Energy Corporation	9,400	341,502
Pepco Holdings, Inc.	46,800	1,080,144
Questar Corporation	21,300	1,705,065
Southern Union Company	24,421	632,992
WGL Holdings	12,600	370,692
		12,630,060

Domini Social Index Trust / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

Total Investments — 99.5%
(Cost $1,180,703,247)(b)	$1,511,175,692
Other Assets, less liabilities — 0.5%	6,943,275
Net Assets — 100.0%	$1,518,118,967

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,295,044,126. The aggregate gross unrealized appreciation is $320,035,097, and the aggregate gross unrealized depreciation is $103,903,531, resulting in net unrealized appreciation of $216,131,566.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL INDEX TRUST

NOTES TO PORTFOLIO OF INVESTMENTS
April 30, 2006 (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Trust (Index Trust) is a series of Domini Social Trust (formerly Domini Social Index Portfolio) which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. Effective June 1, 2006, the Index Trust changed its name to Domini Social Equity Trust. The Index Trust intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Trust. The Index Trust commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Trust's significant accounting policies.

(A) Valuation of Investments. The Index Trust values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Index Trust securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Index Trust's Board of Trustees.

(B) Dividend Income. Dividend income is recorded on the ex-dividend date.

(C) Federal Taxes. The Index Trust will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Index Trust will be taxed on its share of the Index Trust's ordinary income and capital gains. It is intended that the Index Trust will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

Domini Social Index Trust — Notes to Portfolio of Investments  9

The Fund's Portfolio of Investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

Item 2.    Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Domini, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INSTITUTIONAL TRUST

By:	/s/ Amy L. Domini Amy L. Domini President

Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Domini Amy L. Domini President (Principal Executive Officer)

Date: June 28, 2006

By:	/s/ Carole M. Laible Carole M. Laible Treasurer (Principal Financial Officer)

Date: June 28, 2006